Convertible Senior Notes	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Convertible Senior Notes

12. CONVERTIBLE SENIOR NOTES

Convertible Notes Offering

During 2014, the Company completed a private placement of approximately $1.44 billion principal amount of 0.500% Convertible Notes due 2019. The net proceeds from this offering were approximately $1.42 billion, after deducting the initial purchasers’ discounts and commissions and the estimated offering expenses payable by the Company. The Company used approximately $82.6 million of the net proceeds to pay the cost of the Bond Hedges described below (after such cost was partially offset by the proceeds to the Company from the Warrant Transactions described below). The Company used the remainder of the net proceeds from the offering and a portion of its existing cash and investments to purchase an aggregate of approximately $1.5 billion of its common stock, as authorized under its share repurchase program. The Company used approximately $101.0 million to purchase shares of common stock from certain purchasers of the Convertible Notes in privately negotiated transactions concurrently with the closing of the offering, and the remaining $1.4 billion to purchase additional shares of common stock through an Accelerated Share Repurchase (“ASR”) which the Company entered into with Citibank, N.A. (the “ASR Counterparty”) on April 25, 2014 (the “ASR Agreement”).

The Convertible Notes are governed by the terms of an indenture, dated as of April 30, 2014 (the “Indenture”), between the Company and Wilmington Trust, National Association, as trustee (the “Trustee”). The Convertible Notes are the senior unsecured obligations of the Company and bear interest at a rate of 0.500% per annum, payable semi-annually in arrears on April 15 and October 15 of each year. The Convertible Notes will mature on April 15, 2019, unless earlier repurchased or converted. Upon conversion, the Company will pay cash up to the aggregate principal amount of the Convertible Notes to be converted and pay or deliver, as the case may be, cash, shares of common stock or a combination of cash and shares of common stock, at the Company’s election, in respect of the remainder, if any, of the Company’s conversion obligation in excess of the aggregate principal amount of the Convertible Notes being converted.

The conversion rate for the Convertible Notes is 11.1111 shares of common stock per $1,000 principal amount of Convertible Notes, which corresponds to a conversion price of approximately $90.00 per share of common stock. The conversion rate is subject to adjustment from time to time upon the occurrence of certain events, including, but not limited to, the issuance of certain stock dividends on common stock, the issuance of certain rights or warrants, subdivisions, combinations, distributions of capital stock, indebtedness, or assets, the payment of cash dividends and certain issuer tender or exchange offers.

The Company may not redeem the Convertible Notes prior to the maturity date and no “sinking fund” is provided for the Convertible Notes, which means that the Company is not required to periodically redeem or retire the Convertible Notes. Upon the occurrence of certain fundamental changes involving the Company, holders of the Convertible Notes may require the Company to repurchase for cash all or part of their Convertible Notes in principal amounts of $1,000 or an integral multiple thereof at a repurchase price equal to 100% of the principal amount of the Convertible Notes to be repurchased, plus accrued and unpaid interest to, but excluding, the fundamental change repurchase date.

In accounting for the issuance of the Convertible Notes, the Company separated the Convertible Notes into liability and equity components. The carrying amount of the liability component was calculated by measuring the estimated fair value of a similar liability that does not have an associated convertible feature. The carrying amount of the equity component representing the conversion option was determined by deducting the fair value of the liability component from the face value of the Convertible Notes as a whole. The excess of the principal amount of the liability component over its carrying amount (“debt discount”) is amortized to interest expense over the term of the Convertible Notes using the effective interest method with an effective interest rate of 3.0 percent per annum. The equity component is not remeasured as long as it continues to meet the conditions for equity classification.

In accounting for the transaction costs related to the Convertible Note issuance, the Company allocated the total amount incurred to the liability and equity components based on their relative values. Issuance costs attributable to the $1.3 billion liability component are being amortized to expense over the term of the Convertible Notes, and issuance costs attributable to the equity component are included along with the equity component in stockholders’ equity. Additionally, a deferred tax liability of $8.2 million related to a portion of the equity component transaction costs which are deductible for tax purposes is included in Other liabilities in the accompanying consolidated balance sheets.

As a result of the structure of the Reverse Morris Trust (RMT) transaction with LogMeIn, Inc., and the notification on October 10, 2016 to noteholders in accordance with the Indenture, the Convertible Notes became convertible until the earlier of (1) the close of business on the business day immediately preceding the ex-dividend date for the distribution of the outstanding shares of GetGo common stock to the Company’s stockholders by way of a pro rata dividend, and (2) the Company’s announcement that such distribution will not take place, even though the Convertible Notes were not otherwise convertible at December 31, 2016. The conversion rate for the Convertible Notes, Convertible Note Hedge and Warrant Transactions was also subject to adjustment as of the opening of business on the ex-dividend date for the distribution. The $1.44 billion Convertible Notes became convertible with the notice to noteholders. Accordingly, as of December 31, 2016, the carrying amount of the Convertible Notes of $1.3 billion was reclassified from Other liabilities to Current liabilities and the difference between the face value and carrying value of $79.5 million was reclassified from stockholders’ equity to temporary equity in the accompanying consolidated balance sheets. See Note 18 for more information on the Company’s separation of its GoTo Business.

The Convertible Notes consist of the following (in thousands):

	December 31, 2016	December 31, 2015
Liability component
Principal	$1,437,500	$1,437,500
Less: note discount and issuance costs	(89,344)	(112,508)

Net carrying amount	$1,348,156	$1,324,992

Equity component
Temporary Equity	$79,495	$—
Additional paid-in-capital	83,374	162,869

Total equity (including temporary equity)	$162,869	$162,869

The following table includes total interest expense recognized related to the Convertible Notes (in thousands):

	Year Ended December 31,
	2016	2015	2014
Contractual interest expense	$7,187	$7,188	$4,792
Amortization of debt issuance costs	3,863	3,974	2,461
Amortization of debt discount	33,014	32,039	20,832

	$44,064	$43,201	$28,085

See Note 5 to the Company’s consolidated financial statements for fair value disclosures related to the Company’s Convertible Notes.

Convertible Note Hedge and Warrant Transactions

In connection with the pricing of the Convertible Notes, the Company entered into convertible note hedge transactions relating to approximately 16.0 million shares of common stock (the “Bond Hedges”), with JPMorgan Chase Bank, National Association, London Branch; Goldman, Sachs & Co. (now Goldman Sachs & Co. LLC); Bank of America, N.A.; and Royal Bank of Canada (the “Option Counterparties”) and also entered into separate warrant transactions (the “Initial Warrant Transactions”) with each of the Option Counterparties relating to approximately 16.0 million shares of common stock.

The Bond Hedges are generally expected to reduce the potential dilution upon conversion of the Convertible Notes and/or offset any payments in cash, shares of common stock or a combination of cash and shares of common stock, at the Company’s election, that the Company is required to make in excess of the principal amount of the Convertible Notes upon conversion of any Convertible Notes, as the case may be, in the event that the market price per share of common stock, as measured under the terms of the Bond Hedges, is greater than the strike price of the Bond Hedges, which initially corresponds to the conversion price of the Convertible Notes and is subject to anti-dilution adjustments substantially similar to those applicable to the conversion rate of the Convertible Notes. The Warrant Transactions will separately have a dilutive effect to the extent that the market value per share of common stock, as measured under the terms of the Warrant Transactions, exceeds the applicable strike price of the warrants issued pursuant to the Warrant Transactions (the “Warrants”). The initial strike price of the Warrants is $120.00 per share. The Warrants will expire in ratable portions on a series of expiration dates commencing after the maturity of the Convertible Notes. The Bond Hedges and Warrants are not marked to market. The value of the Bond Hedges and Warrants were initially recorded in stockholders’ equity and continue to be classified within stockholders’ equity. As of December 31, 2016, no warrants have been exercised.

Aside from the initial payment of a premium to the Option Counterparties under the Bond Hedges, which amount is partially offset by the receipt of a premium under the Warrant Transactions, the Company is not required to make any cash payments to the Option Counterparties under the Bond Hedges and will not receive any proceeds if the Warrants are exercised.